Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities
A summary of “Other liabilities” as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(in millions)
Advances on buy-back agreements	$1,355	$1,472
Warranty and campaign programs	995	919
Marketing and sales incentive programs	1,324	1,279
Tax payables	654	696
Accrued expenses and deferred income	672	639
Accrued employee benefits	681	562
Lease liabilities	453	449
Legal reserves and other provisions	332	299
Contract reserve	389	319
Contract liabilities	1,381	1,236
Restructuring reserve	76	103
Other	1,100	866
Total	$9,412	$8,839
Warranty and Campaign Program
As described in “Note 2: Summary of Significant Accounting Policies,” CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
	(in millions)
Balance, beginning of year	$919	$925
Current year additions	784	801
Claims paid	(685)	(749)
Currency translation adjustment and other	(23)	(58)
Balance, end of year	$995	$919
Advance on Buy-back Agreements
As described in “Note 2: Summary of Significant Accounting Policies,” the repurchase value of the asset relating to new vehicle sales with a buy-back commitment by Commercial and Specialty Vehicles is recognized as advances on buy-back agreements.
Restructuring Provision
The Company incurred restructuring costs of $49 million, $109 million and $61 million for the years ended December 31, 2020, 2019, and 2018, respectively. These costs were as follows:
•In 2020, Commercial and Specialty Vehicles, Agriculture, Construction and Powertrain recorded $11 million, $13 million, $9 million and $16 million respectively.
•In 2019, Commercial and Specialty Vehicles, Agriculture, Construction and Powertrain recorded $37 million, $41 million, $18 million and $7 million respectively, which were primarily attributable to actions included in the “Transform2Win” strategy.
•In 2018, Commercial and Specialty Vehicles and Agriculture recorded $30 million and $26 million respectively, which were primarily attributable to actions as part of the Efficiency Program launched in 2014.
The following table sets forth restructuring activity for the years ended December 31, 2020, 2019 and 2018:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2018	$48	$12	$—	$60
Restructuring charges	39	17	5	61
Reserves utilized: cash	(36)	—	(2)	(38)
Reserves utilized: non-cash	(9)	1	—	(8)
Currency translation adjustments	(2)	—	(2)	(4)
Balance at December 31, 2018	$40	$30	$1	$71
Restructuring charges	98	(2)	13	109
Reserves utilized: cash	(77)	25	(4)	(56)
Reserves utilized: non-cash	3	(16)	(7)	(20)
Currency translation adjustments	(2)	1	—	(1)
Balance at December 31, 2019	$62	$38	$3	$103
Restructuring charges	46	3	—	49
Reserves utilized: cash	(61)	(7)	(4)	(72)
Reserves utilized: non-cash	(6)	(5)	2	(9)
Currency translation adjustments	3	1	1	5
Balance at December 31, 2020	$44	$30	$2	$76